Statements of Changes in Partners' Capital - USD ($)	Total	Limited Partner [Member]	General Partner [Member]	Class of Units A [Member]	Class of Units A [Member] Limited Partner [Member]	Class of Units A [Member] General Partner [Member]	Class of Units Z [Member]	Class of Units Z [Member] General Partner [Member]
Balance at Dec. 31, 2013	$ 189,273,872			$ 189,273,872
Subscriptions		$ 4,970,112			$ 4,970,112
Redemptions		$ (51,578,740)	$ (730,707)		$ (51,578,740)	$ (730,707)
Net income (loss)	33,533,457			33,533,457
Balance at Dec. 31, 2014	$ 175,467,994			$ 175,467,994
Balance (in units) at Dec. 31, 2013	8,733,557.816			8,733,557.816
Subscriptions (in units)		245,507.574			245,507.574
Balance (in units) at Dec. 31, 2014	6,475,644.223			6,475,644.223
Redemptions (in units)		(2,468,367.029)	(35,054.138)		(2,468,367.029)	(35,054.138)
Subscriptions		$ 29,730,378	$ 186,599		$ 29,730,378	$ 186,599
Redemptions		$ (23,925,626)	$ (100,000)		$ (23,925,626)	$ (100,000)
Net income (loss)	$ (3,540,698)			$ (3,540,698)
Balance at Dec. 31, 2015	$ 177,818,647			$ 177,818,647
Subscriptions (in units)		1,084,217.043	6,885.587		1,084,217.043	6,885.587
Balance (in units) at Dec. 31, 2015	6,709,418.184			6,709,418.184
Redemptions (in units)		(853,619.470)	(3,709.199)		(853,619.470)	(3,709.199)
Subscriptions		$ 10,284,141	$ 1,830,458		$ 10,284,141			$ 1,830,458
Redemptions		$ (29,453,500)	$ (1,960,458)		$ (29,453,500)	$ (1,910,458)		$ (50,000)
Net income (loss)	$ (28,422,518)			$ (28,179,861)			$ (242,657)
Balance at Dec. 31, 2016	$ 130,096,770			$ 128,558,969			$ 1,537,801
Subscriptions (in units)		404,626.316	183,045.785		404,626.316			183,045.785
Balance (in units) at Dec. 31, 2016	6,004,459.334			5,826,676.707			177,782.627
Redemptions (in units)		(1,213,370.102)	(79,260.849)		(1,213,370.102)	(73,997.691)		(5,263.158)